THIRD PARTY BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]

A summary of the Company’s short-term borrowings is as follows:

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2012	2011	Maturities	2012	2011
				(unaudited)
Short-term bank loans	7.74%	7.61%	July 2012 to March 2013	$92,333	$126,966
Lease securitization borrowings	—	10.62%	—	—	23,013
Total	7.74%	8.07%		$92,333	$149,979

Schedule of Long-term Debt Instruments [Table Text Block]

Long-term borrowings

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2012	2011	Maturities	2012	2011
				(unaudited)

Long-term bank loans	7.04%	7.32%	August 2012	$28,459	$44,438
Less: current maturities of long-term bank loans				(28,459)	(44,438)
Long-term bank loans				$—	$—